CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
REVENUES:
Government contract revenue	$ 0	$ 4,635	$ 392,073	$ 886,572
Total revenues	0	4,635	392,073	886,572
OPERATING EXPENSES
Professional fees	343,023	567,749	2,161,592	2,259,096
Payroll and related expenses	630,227	344,987	3,479,347	2,083,297
General and administrative	186,999	223,551	849,491	929,013
Total operating expenses	1,160,249	1,136,287	6,490,430	5,271,406
OPERATING LOSS	(1,160,249)	(1,131,652)	(6,098,357)	(4,384,834)
OTHER (INCOME) EXPENSE
Loss on share for warrant exchanges	119,789	0
Loss on debt extinguishment	376,909	616,889	558,198	0
Warrant repricing expense	0	345,841	345,841	0
Interest and other expenses	188,604	42,167	304,330	573,782
Total other expenses	685,302	1,004,897	1,208,369	573,782
NET LOSS BEFORE NONCONTROLLING INTERESTS	(1,845,551)	(2,136,549)	(7,306,726)	(4,958,616)
LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(3,769)	(7,732)	(30,613)	(86,287)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (1,841,782)	$ (2,128,817)	$ (7,276,113)	$ (4,872,329)
Basic and diluted net loss per share available to common stockholders (Note 1)	$ (.21)	$ (.28)	$ (.94)	$ (0.66)
Weighted average number of common shares outstanding - basic and diluted (Note 1)	8,805,522	7,622,393	7,764,237	7,393,695